Fair Value Measurements - Summary of Changes in Level 3 Fair Value Instruments (Details) - Fair Value, Inputs, Level 3 [Member] - Warrant Liabilites [Member] - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value beginning	$ 3,248	$ 1,808
Change in fair value of Private Placement Warrants	(1,439)	(1,312)
Transfer to Level 2		(496)
Fair Value Ending	$ 1,808	$ 0